CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital	Share premium	Changes in non controlling interests	Own Shares Trade Premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Balance at Jun. 30, 2020	$ 46,179,395	$ 3,613	$ 96,486,865			$ 3,428,029	$ 702,981	$ (30,906)	$ (18,613,112)	$ (43,198,201)	$ 7,400,126	$ 14,570,087	$ 60,749,482
Capitalization of warrants	6,849,468	260	7,765,410		$ (916,202)								6,849,468
Shares issued	15,000,000	188	14,999,812										15,000,000
Share-based incentives	1,655,135	97	1,410,299			244,739							1,655,135
Purchase of own shares	(3,500,020)							(3,500,020)					(3,500,020)
Non-controlling interest for business combination												3,305,543	3,305,543
(Loss) Profit for the year	(6,870,163)								(6,870,163)			3,049,541	(3,820,622)
Other comprehensive income or (loss)	8,429,427									10,575,393	(2,145,966)	1,621,891	10,051,318
Balance at Jun. 30, 2021	67,743,242	4,158	120,662,386		(916,202)	3,672,768	702,981	(3,530,926)	(25,483,275)	(32,622,808)	5,254,160	22,547,062	90,290,304
Share-based incentives	1,481,060	17	1,385,886			95,157							1,481,060
Capitalization of convertible notes	36,244,460	462	36,771,234				(527,236)						36,244,460
Changes in non-controlling interests	(255,893)			$ (255,893)								(724,429)	(980,322)
(Loss) Profit for the year	(7,199,618)								(7,199,618)			3,290,714	(3,908,904)
Other comprehensive income or (loss)	29,345,322									33,592,210	(4,246,888)	5,826,928	35,172,250
Balance at Jun. 30, 2022	127,358,573	4,637	158,819,506	(255,893)	(916,202)	3,767,925	175,745	(3,530,926)	(32,682,893)	969,402	1,007,272	30,940,275	158,298,848
Share-based incentives	4,032,805	63	2,640,004		135,361	1,257,377							4,032,805
Business combination	154,979,344	1,640	153,357,564			1,620,140							154,979,344
Issuance of convertible notes	9,109,516						9,109,516						9,109,516
Capitalization of convertible notes	12,211,638	153	12,211,485										12,211,638
Purchase of own shares	(27,022,665)							(27,022,665)					(27,022,665)
Distribution of dividends by subsidiary												(452,129)	(452,129)
(Loss) Profit for the year	18,779,876								18,779,876			1,394,723	20,174,599
Other comprehensive income or (loss)	(854,999)									312,975	(1,167,974)	19,150	(835,849)
Balance at Jun. 30, 2023	$ 298,594,088	$ 6,493	$ 327,028,559	$ (255,893)	$ (780,841)	$ 6,645,442	$ 9,285,261	$ (30,553,591)	$ (13,903,017)	$ 1,282,377	$ (160,702)	$ 31,902,019	$ 330,496,107